Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Stockholders Equity Note [Line Items]
Dollar Amount Paid for Shares Repurchased	$ 0	$ 0	$ 12
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased (in shares)			0.0
Dollar Amount Paid for Shares Repurchased			$ 0
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased (in shares)			0.2
Dollar Amount Paid for Shares Repurchased			$ 10